Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Provisions
Balance at the beginning of the year	$ 96.6
Provisions added during the year	55.6
Provisions utilized during the year	(12.7)
Provisions reversed during the year	(21.1)
Balance at the end of the year	$ 118.4